Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0002046954
Registrant Name	Ultratrex Inc.
Registration File Number	333-290101
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A